Debt (Details Textual) (USD $)	12 Months Ended				12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 03, 2011	Jun. 03, 2011	Dec. 31, 2010	Dec. 31, 2011 U.S. Government guaranteed long-term financing [Member] Liftboat	Dec. 31, 2011 Credit Facility Due 2014 [Member]	Dec. 31, 2011 Unsecured senior notes due 2014 [Member]	Dec. 31, 2011 Unsecured senior notes due 2019 [Member]	Apr. 30, 2011 Unsecured senior notes due 2019 [Member]	Dec. 31, 2011 Unsecured senior notes due 2021 [Member]	Dec. 15, 2011 Senior exchangeable notes [Member]	Feb. 07, 2012 Complete Merger [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Complete Merger [Member]
Line of credit facility (Textual) [Abstract]
Revolving Borrowing capacity, current													$ 400,000,000
Line of credit facility maximum borrowing capacity after amendment													600,000,000		600,000,000
Aggregate principal amount of term loan															400,000,000
Repayment installment of term loan															5,000,000
Line of credit facility amendments cost															24,500,000
Line of credit facility weighted average interest rate													5.00%	3.40%
Line of credit letters of credit outstanding													11,000,000
Maturity date of additional bank revolving credit facility												Feb. 07, 2017
Debt (Textual) [Abstract]
Debt Maturity Date					Jun. 03, 2027	Jul. 20, 2014	Jun. 01, 2014	May 01, 2019		Dec. 15, 2021
Debt instrument, outstanding	1,687,546,000				12,600,000		300,000,000
Number of 245-Foot class liftboats					2
Stated interest rate on unsecured senior notes					6.45%		6.875%	6.375%	6.375%	7.125%	1.50%
Unsecured senior notes, outstanding								500,000,000		800,000,000
Costs associated with the issuance of unsecured senior notes								9,700,000		15,100,000
Redeem unsecured senior exchangeable notes	400,000,000
Purchase price payable for redemption of exchangeable notes											100.00%
Debt (Additional Textual) [Abstract]
Principal payable, semi annual installments		405,000	405,000
Mortgages	2 liftboats
Amount available under revolving credit facility				$ 216,000,000